Loss per share (Details) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
	Oct. 13, 2021	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2021 USD ($) $ / shares shares
Earnings per share [line items]
Loss for the period | $		$ (1,988,178)	$ (468,966)	[1]	$ (26,121)
Non-controlling interests | $		$ (11,569)	$ (9,959)	[1]	$ (289)
Basic weighted average shares outstanding		333,176	330,963		301,185
Potentially dilutive securities		1,980	5,083		20,323
Potentially dilutive weighted average common shares outstanding		335,156	336,046		321,508
Basic loss per share | $ / shares		$ (5.93)	$ (1.39)	[1]	$ (0.09)
Diluted loss per share | $ / shares		$ (5.93)	$ (1.39)	[1]	$ (0.09)
Class A and B shares
Earnings per share [line items]
Ratio for exchange of old classes of shares into ordinary shares	500

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.